Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2020 and December 31, 2019, by level within the fair value hierarchy. No liabilities were carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities with readily determinable values and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government agencies, mortgage-backed securities, asset-backed securities, obligations of states and political subdivisions and corporate bonds are valued at observable market data for similar assets. Equity securities without readily determinable values are carried at amortized cost, adjusted for impairment and observable price changes.

(Dollars in thousands)	Level I	Level II	Level III	Total
Assets:		December 31, 2020
Securities available-for-sale
U.S. Treasury security	$1,011	$—	$—	$1,011
U.S. Government agencies	—	14,006	—	14,006
Mortgage-backed securities of government agencies	—	140,012	—	140,012
Asset-backed securities of government agencies	—	837	—	837
State and political subdivisions	—	23,966	—	23,966
Corporate bonds	—	10,606	—	10,606
Total available-for-sale securities	$1,011	$189,427	$—	$190,438
Equity securities	$41	$—	$—	$41

Assets:		December 31, 2019
Securities available-for-sale
U.S. Treasury security	$999	$—	$—	$999
U.S. Government agencies	—	5,496	—	5,496
Mortgage-backed securities of government agencies	—	75,857	—	75,857
Asset-backed securities of government agencies	—	917	—	917
State and political subdivisions	—	21,511	—	21,511
Corporate bonds	—	7,366	—	7,366
Total available-for-sale securities	$999	$111,147	$—	$112,146
Equity securities	$46	$—	$—	$46

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2020 and December 31, 2019, by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral securing the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included unobservable inputs and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

(Dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis		December 31, 2020
Impaired loans	$—	$—	$10	$10
Assets measured on a nonrecurring basis		December 31, 2019
Impaired loans	$—	$—	$553	$553
Other real estate owned	—	—	99	99

Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

Quantitative Information about Level III Fair Value Measurements

	Fair Value	Valuation	Unobservable	Range
(Dollars in thousands)	Estimate	Techniques	Input	(Weighted Average)
	December 31, 2020
		Appraisal of	Appraisal adjustments [2]	-20%
Impaired loans	$10	collateral [1]	Liquidation expense [2]	-10%

	December 31, 2019
		Discounted	Remaining term	3.9 yrs to 26.9 yrs / (16 yrs)
Impaired loans	$553	cash flow	Discount rate	3.5% to 6.0% / (5.3%)
		Appraisal of	Appraisal adjustments [2]	-33%
Other real estate owned	99	collateral [1]	Liquidation expense [2]	-10%